Shareholders’ Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Shareholders’ Equity (Deficit)

Note 8 – Shareholders’ Equity (Deficit)

Common Shares Issued on Exercise of Warrants

During the six months ended June 30, 2022, the Company temporarily reduced the exercise price of certain warrants issued as part of the Company’s $2.00 private offering, described below, from $3.00 per share to $2.00 per share. The Company received proceeds of approximately $1.5 million on the exercise of 740,250 warrants for the purchase of 740,250 shares of common stock, at exercise price of $2.00 per share.

Common Shares Issued on Private Offerings

During the six months ended June 30, 2022, the Company received net proceeds of approximately $195,000 on the sale of 65,000 shares of common stock at $3.00 per share, as part of its private offerings. As part of the Company’s $3.00 private offering, each participating shareholder is entitled to a warrant to purchase up to fifty percent (50%) of the number of common shares purchased, at $4.00 per share, and which expires on December 31, 2023. As such, the Company issued 32,500 warrants during the period.

During the six months ended June 30, 2021, the Company received net proceeds of approximately $4.8 million on the sale of 2,372,000 shares of common stock at $2.00 per share, as part of its private offerings. As part of the Company’s $2.00 private offering, each participating shareholder is entitled to a warrant to purchase up to fifty percent (50%) of the number of common shares purchased, at $3.00 per share, and which expires on December 31, 2022.

Common Shares Issued for Financing Costs

On May 16, 2022, the Company entered into an amendment (see Note 6) to extend the call provisions in its senior secured convertible notes to June 15, 2022, in exchange for issuing its senior convertible note holders an aggregate of 203,503 shares of common stock with a fair value of approximately $611,000 at the date of grant, or $3.00 per common share. The $611,000 was recorded as a financing cost, a component of other expense, in the accompanying condensed statements of operations.

Common Shares Issued for Services

During the six months ended June 30, 2022, the Company entered into various consulting agreements with third parties (“Consultants”) pursuant to which these Consultants provided business development, sales promotion, introduction to new business opportunities, strategic analysis and sales and marketing activities. In addition, the Company issued shares to a director for board service. During the six months ended June 30, 2022, the Company issued 122,500 shares of common stock, with a fair value of approximately $368,000 at date of grant related to the consulting agreements. In addition, on March 18, 2022, the Company issued Kingdom Building, Inc. (“KBI”), as part of a Termination Agreement and Release, 200,000 shares of common stock, with a fair value of approximately $600,000. The Company retained KBI on April 1, 2021, to advise, counsel and inform designated officers and employees of the Company as it relates to financial markets, competitors, business acquisitions and other aspects of or concerning the Company’s business about which KBI has knowledge or expertise.

During the six months ended June 30, 2021, the Company entered into various consulting agreements with third parties (“Consultants”) pursuant to which these Consultants provided business development, sales promotion, introduction to new business opportunities, strategic analysis and sales and marketing activities. In addition, the Company issued shares to a director for board service. During the six months ended June 30, 2021, the Company issued 826,000 shares of common stock, with a fair value of approximately $1.7 million at date of grant.

Summary of Restricted Stock Units

On May 17, 2022, the Company granted an aggregate of 200,000 restricted stock units (RSU) to its employees and executives pursuant to the Company’s 2022 Stock Incentive Plan, with an aggregate fair value of $600,000, based on the Company’s current private offering price. The RSUs vest on the earlier of twelve months from the date of grant, or a strategic transaction including the Company being acquired, an initial public offering, or a liquidity event more than $10 million. As of June 30, 2022, no shares of common stock were issued. During the six months ended June 30, 2022, the Company recognized $75,000 of compensation expense relating to vested RSUs. As of June 30, 2022, the aggregate amount of unvested compensation related to RSUs was approximately $525,000 which will be recognized as an expense as the options vest in future periods through May 17, 2023.

Summary of Warrants

A summary of warrants for the six months ended June 30, 2022 is as follows:

		Weighted
	Number of	Average
	Options	Exercise Price
Balance outstanding, December 31, 2021	6,578,360	$4.97
Warrants granted	32,500	4.00
Warrants exercised	(740,250)	2.00
Warrants expired or forfeited	-	-
Balance outstanding, June 30, 2022	5,870,610	$3.28
Balance exercisable, June 30, 2022	5,770,610	$3.27

During the six months ended June 30, 2022, the Company received proceeds of approximately $1.5 million on the exercise of 740,250 warrants for the purchase of 740,250 shares of common stock, at exercise price of $2.00 per share.

During the six months ended June 30, 2022, the Company recognized $66,000 of compensation expense relating to vested warrants that were granted for services in prior periods. As of June 30, 2022, the aggregate amount of unvested compensation related to warrants was approximately $27,000 which will be recognized as an expense as the options vest in future periods through December 2022.

As of June 30, 2022, the outstanding and exercisable warrants have an intrinsic value of $200,000 and $200,000, respectively. The aggregate intrinsic value was calculated as the difference between the estimated market value of $3.00 per share as of June 30, 2022, and the exercise price of the outstanding warrants.

Summary of Options

A summary of stock options for the six months ended June 30, 2022 is as follows:

		Weighted
	Number of	Average
	Options	Exercise Price
Balance outstanding, December 31, 2021	4,415,000	$2.00
Options granted	175,000	2.00
Options exercised	-	-
Options expired or forfeited	(50,000)	2.00
Balance outstanding, June 30, 2022	4,540,000	$2.00
Balance exercisable, June 30, 2022	1,535,833	$2.00

Information relating to outstanding options at June 30, 2022, summarized by exercise price, is as follows:

	Outstanding			Exercisable
			Weighted		Weighted
Exercise Price		Life	Average		Average
Per Share	Shares	(Years)	Exercise Price	Shares	Exercise Price
$2.00	4,540,000	8.52	$2.00	1,535,833	$2.00
	4,540,000	8.52	$2.00	1,535,833	$2.00

On May 9, 2022, the Employment Agreement with Steve Handy, the Company’s Chief Financial Officer and Director of Operations was ratified, confirmed, and approved. The Employment Agreement is for a two-year period with an initial base salary of $220,000 per annum and increased by 5% on the first anniversary of the Employment Agreement. The Employment Agreement includes a cash severance provision of $100,000 if Mr. Handy’s employment is terminated without cause. The Company granted Mr. Handy stock options to purchase 100,000 shares of common stock under the Company’s 2022 Stock Incentive Plan, at an exercise price of $2.00 per common share, with a vesting period of two years, and an expiration period of five years. The total fair value of these options at grant date was approximately $220,000, which was determined using a Black-Scholes-Merton option pricing model with the following assumptions: fair value of our stock price of $3.00 per share, based on the Company’s current private offering price, the expected term of three years, volatility of 108%, dividend rate of 0%, and risk-free interest rate of 2.81%.

During the six months ended June 30, 2022, the Company granted employees aggregate options to purchase 75,000 shares of common stock under the Company’s 2022 Stock Incentive Plan, at an exercise price of $2.00 per common share, with a vesting period of twelve months, and an expiration period of five years. The total fair value of these options at grant date was approximately $306,000, which was determined using a Black-Scholes-Merton option pricing model with the following weighted average assumptions: fair value of our stock price of $5.00 per share, based on the most recent valuation report, and valuation discussions with our former underwriters pursuant to our recently withdrawn initial public offering, and the Company’s current private offering price, the expected term of three years, volatility of 115%, dividend rate of 0%, and risk-free interest rate of 1.63%.

During the six months ended June 30, 2022, the Company recognized approximately $1,337,000 of compensation expense relating to vested stock options. As of June 30, 2022, the aggregate amount of unvested compensation related to stock options was approximately $5,269,000 which will be recognized as an expense as the options vest in future periods through May 2025.

As of June 30, 2022, the outstanding and exercisable options have an intrinsic value of $4,540,000 and $1,536,000, respectively. The aggregate intrinsic value was calculated as the difference between the estimated market value of $3.00 per share as of June 30, 2022, and the exercise price of the outstanding options.

Note 8 – Shareholders’ Equity

The following description summarizes the material terms of our capital stock.

Our authorized capital stock consists of 100,000,000 shares of common stock, $0.0001 par value, and 1,000,000 shares of preferred stock, 1 share of which is designated as Series A preferred stock, $0.0001 par value. The rights, preferences and privileges of preferred stock may be designated from time to time by our board of directors. As of December 31, 2021, there were 32,405,146 shares of our common stock issued and outstanding and one (1) share of Series A preferred stock issued and outstanding. The one (1) share of Series A preferred stock is held by Jonathan Destler, our Chief Executive Officer and director.

Undesignated Preferred Stock

Under the terms of our Certificate of Incorporation, our board of directors is authorized to issue shares of our undesignated preferred stock in one or more series without shareholder approval. Our board of directors has the discretion to determine the rights, preferences, privileges and restrictions, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences, of each series of preferred stock.

The purpose of authorizing our board of directors to issue preferred stock and determine its rights and preferences is to eliminate delays associated with a shareholder vote on specific issuances. The issuance of preferred stock, while providing flexibility in connection with possible future acquisitions and other corporate purposes, will affect, and may adversely affect, the rights of holders of common stock. It is not possible to state the actual effect of the issuance of any shares of preferred stock on the rights of holders of common stock until our board of directors determines the specific rights attached to that preferred stock. The effects of issuing preferred stock could include one or more of the following:

●	restricting dividends on the common stock;

●	diluting the voting power of the common stock;

●	impairing the liquidation rights of the common stock; or

●	delaying or preventing changes in control or management of our company.

Once our board of directors approves the rights and preferences for a series of preferred stock, we will file a Certificate of Designation for such series of preferred stock with the Delaware Secretary of State formally establishing such rights and preferences.

Series A Preferred Stock; Common Stock

Voting

Except as set forth below, each holder of Series A preferred stock has the same rights as holders of common stock and shall be entitled to notice of any shareholders’ meeting. They shall also be entitled to vote with the holders of common stock, and not as a separate class, except as may otherwise be required by law. Except as set forth below, each shareholder shall be entitled to one (1) vote for each share of stock outstanding. Except as set forth below or otherwise provided by the law of the State of Delaware, any corporate action to be taken shall be authorized by a majority of the votes cast by the shareholders. There are no cumulative rights to voting.

Each share of Series A preferred stock is entitled to the number of votes equal to 110% of the number of votes of the common stock issued and outstanding.

Additionally, for as long as any shares of Series A preferred stock are outstanding, the holders of Series A preferred stock shall be entitled to elect one director, or the Series A Director.

Protective Provisions

For as long as any shares of Series A preferred stock are outstanding, we must obtain the approval of at least a majority of the holders of the outstanding shares of preferred stock, voting as a separate class, to:

●	Amend our articles of incorporation or, unless approved by our board of directors, including by the Series A Director, amend our bylaws;

●	Change or modify the rights, preferences or other terms of the Series A preferred stock, or increase or decrease the number of authorized shares of Series A preferred stock;

●	Reclassify or recapitalize any outstanding equity securities, or, unless approved by our board of directors, including by the Series A Director, authorize or issue, or undertake an obligation to authorize or issue, any equity securities or any debt securities convertible into or exercisable for any equity securities (other than the issuance of stock-options or securities under any employee option or benefit plan);

●	Authorize or effect any transaction constituting a Deemed Liquidation (as defined in this subparagraph), or any other merger or consolidation of the Company, where a Deemed Liquidation shall mean: (1) the closing of the sale, transfer or other disposition of all or substantially all of the Company’s assets (including an irrevocable or exclusive license with respect to all or substantially all of the Company’s intellectual property); (2) the consummation of a merger, share exchange or consolidation with or into any other corporation, limited liability company or other entity (except one in which the holders of capital stock of the Company as constituted immediately prior to such merger, share exchange or consolidation continue to hold at least 50% of the voting power of the capital stock of the Company or the surviving or acquiring entity (or its parent entity)), (3) authorizing or effecting any transaction liquidation, dissolution or winding up of the Company, either voluntary or involuntary; provided, however, that none of the following shall be considered a Deemed Liquidation: (A) a merger effected exclusively for the purpose of changing the domicile of the Company, or (B) a transaction or other event deemed to be exempt from the definition of a Deemed Liquidation by the holders of at least a majority of the then outstanding Series A preferred stock.

●	Increase or decrease the size of our board of directors as provided in our bylaws or remove the Series A Director (unless approved by our board of directors, including the Series A Director);

●	Declare or pay any dividends or make any other distribution with respect to any class or series of capital stock (unless approved by our board of directors, including the Series A Director);

●	Redeem, repurchase or otherwise acquire (or pay into or set aside for a sinking fund for such purpose) any outstanding shares of capital stock (other than the repurchase of shares of common stock from employees, consultants or other service providers pursuant to agreements approved by our board of directors under which the Company has the option to repurchase such shares at no greater than original cost upon the occurrence of certain events, such as the termination of employment) (unless approved by our board of directors, including the Series A Director);

●	Create or amend any stock option plan of the Company, if any (other than amendments that do not require approval of the shareholders under the terms of the plan or applicable law) or approve any new equity incentive plan;

●	Replace the President and/or Chief Executive Officer of the Company (unless approved by our board of directors, including the Series A Director);

●	Transfer assets to any subsidiary or other affiliated entity (unless approved by our board of directors, including the Series A Director);

●	Issue, or cause any subsidiary of the Company to issue, any indebtedness or debt security, other than trade accounts payable and/or letters of credit, performance bonds or other similar credit support incurred in the ordinary course of business, or amend, renew, increase or otherwise alter in any material respect the terms of any indebtedness previously approved or required to be approved by the holders of the Series A preferred stock (unless approved by our board of directors, including the Series A Director);
●	Modify or change the nature of the Company’s business;

●	Acquire, or cause a subsidiary of the Company to acquire, in any transaction or series of related transactions, the stock or any material assets of another person, or enter into any joint venture with any other person (unless approved by our board of directors, including the Series A Director); or

●	Sell, transfer, license, lease or otherwise dispose of, in any transaction or series of related transactions, any material assets of the Company or any subsidiary outside the ordinary course of business (unless approved by our board of directors, including the Series A Director).

Dividends

Subject to the rights of the preferred shareholders set forth in “Protective Provisions”, our board of directors shall have full power and discretion, to determine out of legally available funds what, if any, dividends or distributions shall be declared and paid. Dividends may be paid in cash, in property, or in shares of common stock. Shares of common stock and Series A preferred stock are treated equally and ratably, on a per share basis, with respect to any dividend or distribution from us. If a dividend is paid in the form of shares of common stock or rights to acquire common stock, the holders of common stock and Series A preferred stock shall both receive common stock or rights to acquire common stock. No dividends shall be declared or payable in the form of Series A preferred stock.

Liquidation Rights

If there is a liquidation, dissolution or winding up of the Company, holders of our common stock and Series A preferred stock would be entitled to share in our assets remaining after the payment of liabilities equally and ratably, on a per share basis.

Conversion

Voluntary Conversion: Each share of Series A preferred stock shall be convertible into one fully paid and nonassessable share of common stock at the option of the holder.

Other Provisions

Holders of our common stock and Series A preferred stock have no preemptive or conversion rights or other subscription rights, and there are no redemption or sinking fund provisions applicable to the common stock or Series A preferred stock.

Common shares issued on private offerings

During the years ended December 31, 2021 and 2020, the Company received net proceeds of $5.2 million and $2.5 million on the sale of 2,597,500 and 1,269,250 shares of common stock, respectively, at $2.00 per share, as part of its private offerings. As part of the Company’s $2.00 private offering, each participating shareholder is entitled to a warrant to purchase up to fifty percent (50%) of the number of common shares purchased, at $3.00 per share, and which expires on December 31, 2022.

Common shares issued for services

The Company entered into various consulting agreements with third parties (“Consultants”) pursuant to which these Consultants provided business development, sales promotion, introduction to new business opportunities, strategic analysis and sales and marketing activities. During the year ended December 31, 2021, the Company issued 851,488 shares of common stock, with a fair value of $1.7 million at date of grant, or $2.05 per common share, to Consultants. During the year ended December 31, 2020, the Company issued 57,500 shares of common stock, with a fair value of $115,000 at date of grant, or $2.00 per common share, to Consultants.

Summary of Warrants

A summary of warrants for the years ended December 31, 2021 and 2020, is as follows:

		Weighted
		Average
	Number of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2019	643,750	$3.00
Warrants granted	634,625	3.00
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2020	1,278,375	3.00
Warrants granted	5,299,985	5.45
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2021	6,578,360	$4.97
Balance exercisable, December 31, 2021	6,378,360	$5.00

Information relating to outstanding warrants at December 31, 2021, summarized by exercise price, is as follows:

			Outstanding	Exercisable
Exercise Price Per Share	Share	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$2.00	200,000	2.50	$3.00	200,000	$2.00
$3.00	2,587,125	1.00	$3.00	2,587,125	$3.00
$4.00	200,000	2.50	$4.00	-	$4.00
$6.61	3,591,235	2.76	$6.61	3,591,235	$6.61
	6,578,360	2.06	$4.97	6,378,360	$5.00

During the year ended December 31, 2021, the Company issued warrants exercisable into an aggregate of 5,299,985 shares of common stock. The weighted-average remaining contractual life of warrants outstanding and exercisable at December 31, 2021 was 2.06 years. As of December 31, 2021, the outstanding and exercisable warrants have an intrinsic value of $8.2 million and $7.9 million, respectively. The aggregate intrinsic value was calculated as the difference between the estimated market value of $6.00 per share as of December 31, 2021, and the exercise price of the outstanding warrants.

Warrants Issued in Private Offering

In conjunction with the sale of the common shares issued as part of the Company’s $2.00 private offering, each participating shareholder is entitled to purchase up to fifty percent (50%) of the number of common shares purchased, at $3.00 per share. The original warrant term of eighteen (18) months was modified by the Board on July 13, 2021, to expire on December 31, 2022. During the years ended December 31, 2021 and 2020, the Company issued warrants to purchase 1,308,750 shares and 634,625 shares of common stock at an exercise price of $3.00.

Warrants Issued with Senior Convertible Notes Payable

In conjunction with the sale of senior convertible notes payable, the Company issued warrants to purchase an aggregate of 3,591,235 of its common shares. The holder of the Warrants shall have the right to purchase up to the number of shares that equals the quotient obtained by dividing: (i) the Warrant Coverage Amount, by (ii) the Conversion Price. The “Warrant Coverage Amount” shall mean the amount obtained by multiplying: (A) one hundred percent (100%); by (B) aggregate principal amount of the Holder’s Note(s). The conversion price in effect on any Conversion Date shall be equal to 80% of the offering price per share of common stock in our initial public offering. Each Warrant is exercisable at a price equal to 115% of our initial public offering price (see Note 5).

Warrants Issued under Advisory Board Agreement

On July 1, 2021, the Company entered into a three-year consulting agreement (the “Agreement”) for which the consultant is to serve on the Company’s Advisory Board and provide services as defined in the Agreement. Per the terms of the Agreement, the Company is to pay the consultant $5,000 per month during the first six month period of the Agreement, and the Company shall grant, as of July 1, 2021, (i) a warrant, for a term of three years, to purchase 100,000 shares of common stock, which shall vest on the date hereof, at an exercise price of $2.00 per share, (ii) a warrant, for a term of three years, to purchase 100,000 shares of common stock, which shall vest on December 1, 2021, at an exercise price of $2.00 per share, (iii) a warrant, for a term of three years, to purchase 100,000 shares of common stock, which shall vest on September 1, 2022, at an exercise price of $4.00 per share, and (iv) a warrant, for a term of three years, to purchase 100,000 shares of common stock, which shall vest on December 1, 2022, at an exercise price of $4.00 per share. The aggregate fair value of the warrants was determined to be $382,000, which was determined using a Black-Scholes-Merton option pricing model with the following average assumption: fair value of our stock price of $2.00 per share based on recent private sales of our stock, expected term of five years, volatility of 108%, dividend rate of 0%, and weighted average risk-free interest rate of 0.25%.

During the year ended December 31, 2021, the Company recognized $288,000 of compensation expense relating to vested warrants. As of December 31, 2021, the aggregate amount of unvested compensation related to these warrants were approximately $93,000 which will be recognized as an expense as the warrants vest in future periods through December 2022.

Summary of Options

2016 Stock Incentive Plan

The Company’s 2016 Equity Incentive Plan (the “Plan”) is for officers, employees, non-employee members of the Board of Directors, and consultants of the Company. The Plan authorized the granting of not more than 1 million restricted shares, stock appreciation rights (“SAR’s”), and incentive and non-qualified stock options to purchase shares of the Company’s common stock. On July 13, 2021, the Board increased the number of common shares authorized to be issued under the Company’s 2016 Equity Incentive Plan one (1) million shares to seven (7) million shares.

A summary of stock options for the year ended December 31, 2021 is as follows:

		Weighted
	Number of	Average
	Options	Exercise Price
Balance outstanding, December 31, 2020	-	$-
Options granted	4,415,000	2.00
Options exercised	-	-
Options expired or forfeited	-	-
Balance outstanding, December 31, 2021	4,415,000	$2.00
Balance exercisable, December 31, 2021	880,417	$2.00

Information relating to outstanding options at December 31, 2021, summarized by exercise price, is as follows:

	Outstanding			Exercisable
			Weighted		Weighted
Exercise Price		Life	Average		Average
Per Share	Shares	(Years)	Exercise Price	Shares	Exercise Price
$2.00	4,415,000	9.15	$2.00	880,417	$2.00

During the year ended December 31, 2021, as discussed below, the Company approved options exercisable into 4,415,000 shares to be issued pursuant to the Company’s 2016 Equity Incentive Plan. The aggregate fair value of the approved options was determined to be $7.6 million. During the year ended December 31, 2021, the Company recognized $1.5 million of compensation expense relating to vested stock options. As of December 31, 2021, the aggregate amount of unvested compensation related to stock options was approximately $6.1 million which will be recognized as an expense as the options vest in future periods through May 2025.

As of December 31, 2021, the outstanding and exercisable options have an intrinsic value of $17.7 million and $3.5 million, respectively. The aggregate intrinsic value was calculated as the difference between the estimated market value of $6.00 per share as of December 31, 2021, and the exercise price of the outstanding options.

Options Issued under Executive Employment Agreements

Chief Executive Officer

On March 21, 2021, the Company and Mr. Destler, Chief Executive Officer “(the “Executive”), entered into an amended Employment Agreement (the “Amended Agreement”) (see Note 8).

The Amended Agreement granted the Executive an option to purchase 4,000,000 shares of common stock (the “Option Shares”) under the Company’s 2016 Equity Incentive Plan, at an exercise price of $2.00 per share, for a term to expire on April 1, 2031, and where 83,333 Option Shares vest monthly beginning on May 1, 2021. This option shall survive termination of the Agreement. The stock options are exercisable at a price of $2.00 per share and expire in ten years. The total fair value of these options at grant date was approximately $6.8 million, which was determined using a Black-Scholes-Merton option pricing model with the following average assumption: fair value of our stock price of $2.00 per share based on recent private sales of our stock, expected term of seven years, volatility of 107%, dividend rate of 0%, and weighted average risk-free interest rate of 1.34%. During the year ended December 31, 2021, the Company recognized $1.1 million of compensation expense relating to vested stock options.

Chief Financial Officer and Director of Operations

On May 17, 2021, the Company entered into an employment agreement with Steve Handy to serve as its Chief Financial Officer and Director of Operations (the “Employment Agreement”). The term of the employment is for twelve months. Mr. Handy’s base salary is $200,000 per annum, with annual increases and bonuses at the discretion of the Board of Directors. Mr. Handy is entitled to receive a severance payment of $100,000 if terminated by the Company without cause within the first twelve months of employment.

The Employment Agreement granted the Executive an option to purchase 300,000 shares of common stock (the “Option Shares”) under the Company’s 2016 Equity Incentive Plan, at an exercise price of $2.00 per share, for a term to expire on May 17, 2026, and where 16,666 Option Shares vest monthly beginning on May 17, 2021. The stock options are exercisable at a price of $2.00 per share and expire in ten years. The total fair value of these options at grant date was approximately $462,000, which was determined using a Black-Scholes-Merton option pricing model with the following average assumption: fair value of our stock price of $2.00 per share based on recent private sales of our stock, expected term of five years, volatility of 106%, dividend rate of 0%, and weighted average risk-free interest rate of 0.83%. During the year ended December 31, 2021, the Company recognized $269,000 of compensation expense relating to vested stock options.

Employee Option Grants

During the year ended December 31, 2021, the Company granted its employees options to purchase an aggregate of 75,000 shares of common stock (the “Option Shares”) under the Company’s 2016 Equity Incentive Plan, at an exercise price of $2.00 per share, with a weighted average vesting period of 10 months. The stock options are exercisable at a price of $2.00 per share with a weighted average expiration period of 6.67 years. The total fair value of these options at grant date was approximately $310,000, which was determined using a Black-Scholes-Merton option pricing model with the following weighted average assumptions: fair value of our stock price of $4.67 per share, based on recent private sales of our stock, and more recently, based on a recent valuation report, and valuation discussions with our underwriters pursuant to our recent initial public offering, the expected term of five years, volatility of 115%, dividend rate of 0%, and risk-free interest rate of 1.12%. During the year ended December 31, 2021, the Company recognized $61,000 of compensation expense relating to vested stock options.

Options Issued under Advisory Board Agreements

On August 18, 2021 and September 24, 2021, the Company entered into a one-year consulting agreement (the “Agreement”), with automatic annual renewals, for which the consultants are to serve on the Company’s Advisory Board and provide services as defined in the Agreement. Per the terms of the Agreement, the Company is to pay the consultants an aggregate amount of $10,000 per calendar quarter and granted the consultants aggregate options to purchase 40,000 shares of the Company’s common stock, with a five (5) year life, vesting over a twelve (12) month period, and exercisable at $2.00 per share. The consultant will be granted an additional aggregate 40,000 options to purchase shares on each automatic contract renewal period. The total fair value of these options at grant date was approximately $53,000, which was determined using a Black-Scholes-Merton option pricing model with the following weighted average assumption: fair value of our stock price of $2.00 per share based on recent private sales of our stock, expected term of five years, volatility of 110%, dividend rate of 0%, and risk-free interest rate of 0.90%. During the year ended December 31, 2021, the Company recognized $17,000 of compensation expense relating to vested stock options.